United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/18

Date of Reporting Period: Six months ended 10/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2017
Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Table (unaudited)
At October 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	98.5%
Foreign Government Debt Securities	0.7%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	1.3%
Other Assets and Liabilities—Net[5]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.5%
		Basic Industry - Chemicals—1.1%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$357,190
1,200,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,285,005
490,000		RPM International, Inc., 6.50%, 2/15/2018	496,803
		TOTAL	2,138,998
		Basic Industry - Metals & Mining—2.5%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	243,775
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	844,016
580,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	630,170
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	462,101
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,277,762
285,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	290,226
1,200,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,312,893
		TOTAL	5,060,943
		Basic Industry - Paper—0.6%
50,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	50,521
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	821,387
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	246,674
		TOTAL	1,118,582
		Capital Goods - Aerospace & Defense—2.5%
600,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	608,533
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	273,070
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	292,523
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	454,596
811,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	892,100
1,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.10%, 1/15/2023	1,027,564
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	300,690
280,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.25%, 1/15/2028	282,357
950,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.05%, (3-month USLIBOR +1.735%), 2/15/2042	828,875
		TOTAL	4,960,308
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.8%
$500,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	$502,280
500,000	Masco Corp., Sr. Secd. Note, 3.50%, 4/1/2021	514,550
300,000	Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	297,512
228,000	Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	255,976
81,000	Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	89,856
	TOTAL	1,660,174
	Capital Goods - Construction Machinery—0.4%
780,000	AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	852,620
	Capital Goods - Diversified Manufacturing—2.2%
750,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	743,444
287,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	313,393
650,000	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	699,491
800,000	Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	801,630
650,000	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	656,505
577,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	588,864
210,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	217,975
377,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	412,234
	TOTAL	4,433,536
	Communications - Cable & Satellite—1.8%
260,000	CCO Safari II LLC, 3.579%, 7/23/2020	267,107
190,000	CCO Safari II LLC, 4.464%, 7/23/2022	200,582
600,000	CCO Safari II LLC, 4.908%, 7/23/2025	639,256
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	584,744
490,000	Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	495,431
915,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	899,882
570,000	NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	579,463
	TOTAL	3,666,465
	Communications - Media & Entertainment—2.5%
30,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,819
250,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	293,430
1,065,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	1,098,323
1,000,000	CBS Corp., 3.70%, 8/15/2024	1,037,520
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.95%, 3/20/2023	498,232
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	248,458
277,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	290,667
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$1,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	$1,043,753
500,000	S&P Global, Inc., Sr. Unsecd. Note, 3.300%, 8/14/2020	512,966
	TOTAL	5,055,168
	Communications - Telecom Wireless—0.5%
680,000	Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	699,409
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	297,388
	TOTAL	996,797
	Communications - Telecom Wirelines—2.7%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	605,954
540,000	AT&T, Inc., Sr. Unsecd. Note, 2.85%, 2/14/2023	536,884
700,000	AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	698,208
200,000	AT&T, Inc., Sr. Unsecd. Note, 4.45%, 4/1/2024	212,800
370,000	AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	401,382
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	201,015
660,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	693,825
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	530,579
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	294,179
570,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	518,521
580,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	650,755
	TOTAL	5,344,102
	Consumer Cyclical - Automotive—3.4%
600,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	600,785
1,000,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	1,004,170
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	507,925
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	403,648
625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	642,107
700,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	716,335
950,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	954,279
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	256,475
440,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	439,240
500,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	502,740
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$800,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	$803,849
	TOTAL	6,831,553
	Consumer Cyclical - Leisure—0.9%
1,600,000	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,722,306
	Consumer Cyclical - Lodging—0.3%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	487,687
	Consumer Cyclical - Retailers—1.7%
300,000	Advance Auto Parts, Inc., 4.50%, 12/1/2023	314,343
300,000	Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	317,367
610,000	AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	606,740
460,000	AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	467,370
226,755	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	244,544
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	506,158
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	470,612
500,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	534,495
	TOTAL	3,461,629
	Consumer Cyclical - Services—1.0%
500,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	497,084
170,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 8/22/2027	171,356
500,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	546,966
500,000	Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	509,110
280,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	286,246
	TOTAL	2,010,762
	Consumer Non-Cyclical - Food/Beverage—7.3%
750,000	Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	750,978
750,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	759,734
600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	620,099
500,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	516,368
210,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	201,561
428,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	429,576
1,000,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,051,062
750,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	737,825
340,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	330,989
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	376,758
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$500,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	$516,002
750,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	797,670
770,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	789,285
1,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,099,117
410,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	412,015
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.15%, 8/15/2024	507,508
850,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	869,185
520,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	510,691
1,000,000	PepsiCo, Inc., 2.15%, 10/14/2020	1,006,796
750,000	PepsiCo, Inc., 2.75%, 4/30/2025	752,786
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	138,936
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	740,755
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	62,351
350,000	Tyson Foods, Inc., 3.95%, 8/15/2024	369,461
240,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	259,072
	TOTAL	14,606,580
	Consumer Non-Cyclical - Health Care—2.2%
430,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	438,527
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	583,574
750,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	754,130
290,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.404%, 6/5/2020	290,572
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	257,303
280,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	296,104
220,000	C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	217,504
670,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	686,644
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	245,161
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.00%, 4/15/2023	506,599
	TOTAL	4,276,118
	Consumer Non-Cyclical - Pharmaceuticals—3.7%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	304,923
900,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	930,024
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	71,009
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	601,018
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$1,260,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	$1,349,489
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	507,950
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	354,060
200,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	220,788
750,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.50%, 9/1/2023	746,795
330,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	328,038
640,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	625,086
900,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	847,141
600,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	532,680
	TOTAL	7,419,001
	Consumer Non-Cyclical - Products—0.7%
575,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	571,303
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	740,992
	TOTAL	1,312,295
	Consumer Non-Cyclical - Supermarkets—0.5%
500,000	Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	502,281
500,000	Kroger Co., Sr. Unsecd. Note, 2.65%, 10/15/2026	463,806
	TOTAL	966,087
	Consumer Non-Cyclical - Tobacco—0.6%
320,000	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	334,624
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.297%, 8/14/2020	500,406
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	364,810
	TOTAL	1,199,840
	Energy - Independent—1.2%
600,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	598,821
239,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	242,929
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	458,923
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	516,230
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	530,675
	TOTAL	2,347,578
	Energy - Integrated—2.5%
1,000,000	BP Capital Markets PLC, 2.50%, 11/6/2022	997,881
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	$504,135
590,000	BP Capital Markets PLC, Unsecd. Note, 1.676%, 5/3/2019	588,866
700,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	731,692
1,100,000	Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,111,000
620,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	615,480
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	398,240
	TOTAL	4,947,294
	Energy - Midstream—2.5%
400,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	409,916
210,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	226,341
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	691,568
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	526,864
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	210,989
580,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	638,648
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	407,074
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	351,740
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	703,361
750,000	Williams Partners LP, 5.25%, 3/15/2020	802,297
	TOTAL	4,968,798
	Energy - Oil Field Services—0.6%
100,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	101,500
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	481,250
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	306,760
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	316,544
55,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	43,175
	TOTAL	1,249,229
	Energy - Refining—0.7%
310,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	380,979
1,000,000	Valero Energy Corp., 9.375%, 3/15/2019	1,097,169
	TOTAL	1,478,148
	Financial Institution - Banking—19.8%
715,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	734,380
650,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	653,299
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$245,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	$248,315
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,512,696
800,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, (3-month USLIBOR +0.930%), 7/21/2023	799,903
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	1,024,930
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	492,710
490,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, (3-month USLIBOR +1.575%), 1/20/2028	505,076
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	805,710
200,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, (3-month USLIBOR +0.634%), 5/16/2023	200,377
400,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	411,470
600,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.05%, 3/9/2022	609,046
500,000		Citigroup, Inc., 4.125%, 7/25/2028	516,225
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.20%, 10/21/2026	495,357
1,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,996,828
1,230,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,280,024
635,000		Comerica, Inc., 3.80%, 7/22/2026	644,764
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,107,679
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	250,677
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	753,493
940,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	931,398
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	754,892
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	501,582
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	256,917
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	523,452
1,000,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	1,071,255
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	502,824
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.50%, 6/23/2024	516,697
750,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	741,209
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	460,855
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.375%, 3/10/2020	251,380
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, (3-month USLIBOR +1.337%), 2/1/2028	$257,314
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	528,855
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,062,686
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	513,104
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,567,012
300,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	296,077
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.50%, 6/18/2022	372,348
1,165,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.956%, (3-month USLIBOR +0.640%), 12/1/2021	1,159,230
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	604,061
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	1,560,125
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,789,693
750,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	822,619
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.70%, 11/1/2022	503,058
1,169,220	[2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	716,860
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	910,699
250,000	[1]	State Street Corp., Sr. Unsecd. Note, 2.653%, (3-month USLIBOR +0.635%), 5/15/2023	251,386
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	779,046
220,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	218,167
250,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	253,218
1,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,115,194
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	252,141
500,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, (3-month USLIBOR +1.310%), 5/22/2028	506,304
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,828,612
		TOTAL	39,423,229
		Financial Institution - Broker/Asset Mgr/Exchange—3.1%
990,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	1,082,593
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	416,006
900,000		FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,221,108
760,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	824,508
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	228,782
280,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	305,111
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	575,007
400,000		Stifel Financial Corp., 4.25%, 7/18/2024	410,505
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	153,061
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.30%, 4/1/2027	$506,751
465,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	472,371
	TOTAL	6,195,803
	Financial Institution - Finance Companies—2.5%
937,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,042,805
500,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	512,201
2,144,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	2,155,105
145,000	HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	163,267
950,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,023,386
	TOTAL	4,896,764
	Financial Institution - Insurance - Health—0.5%
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	254,678
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	428,814
204,000	Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	216,928
	TOTAL	900,420
	Financial Institution - Insurance - Life—2.4%
700,000	American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	786,268
450,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	606,029
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	255,345
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	242,207
280,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	468,300
500,000	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	500,150
600,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	826,861
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	280,206
280,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	304,157
500,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	556,628
	TOTAL	4,826,151
	Financial Institution - Insurance - P&C—1.2%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	200,936
250,000	Chubb INA Holdings, Inc., 2.30%, 11/3/2020	251,829
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	310,471
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$220,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	$240,487
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	287,428
700,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,177,249
	TOTAL	2,468,400
	Financial Institution - REIT - Apartment—0.6%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	400,982
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	511,185
270,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	287,675
	TOTAL	1,199,842
	Financial Institution - REIT - Healthcare—0.9%
600,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	615,634
800,000	Healthcare Trust of America, 3.70%, 4/15/2023	823,073
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	317,428
	TOTAL	1,756,135
	Financial Institution - REIT - Office—0.4%
250,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	251,964
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	622,328
	TOTAL	874,292
	Financial Institution - REIT - Other—0.9%
700,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	717,869
490,000	Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	503,576
500,000	Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	529,310
	TOTAL	1,750,755
	Financial Institution - REIT - Retail—1.0%
650,000	Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	671,424
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	661,082
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	102,835
505,000	Regency Centers LP, Sr. Unsecd. Note, 6.00%, 6/15/2020	545,625
	TOTAL	1,980,966
	Municipal Services—0.9%
549,110	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	620,260
910,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,074,638
	TOTAL	1,694,898
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Sovereign—0.9%
$825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	$890,884
640,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	843,969
	TOTAL	1,734,853
	Technology—6.9%
545,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	559,193
835,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	833,807
1,000,000	Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	1,023,289
250,000	Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	249,195
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	350,676
167,000	BMC Software, Inc., 7.25%, 6/1/2018	172,219
230,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	237,554
280,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	288,595
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	501,451
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	420,890
480,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	536,715
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	399,715
633,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	653,038
145,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	156,384
300,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	302,598
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	951,212
500,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	530,943
500,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	530,611
750,000	Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	735,343
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	725,293
350,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	352,113
200,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	205,019
1,000,000	Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	989,968
190,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	190,500
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	308,940
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	357,320
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	272,307
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	369,424
Semi-Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	$567,448
		TOTAL	13,771,760
		Transportation - Railroads—0.3%
175,806		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	184,622
300,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	301,004
		TOTAL	485,626
		Transportation - Services—0.8%
420,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	488,591
750,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	754,743
340,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	342,089
		TOTAL	1,585,423
		Utility - Electric—6.6%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	325,698
375,000		AEP Texas, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 10/1/2022	372,108
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	424,547
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	432,403
750,000		Duke Energy Corp., Sr. Unsecd. Note, 2.40%, 8/15/2022	745,221
500,000		EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	507,910
1,000,000	[1]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,061,250
180,000		Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	180,944
470,000		Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	473,230
360,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	361,295
280,000		Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	274,981
240,000		Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	233,458
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	265,803
400,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	401,007
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,469,149
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	142,018
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	945,555
Semi-Annual Shareholder Report
15

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	$310,181
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.49%, 5/15/2027	507,830
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	121,714
580,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	619,795
750,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	733,860
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	529,165
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	249,058
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	887,757
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	569,166
		TOTAL	13,145,103
		Utility - Natural Gas—1.1%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	217,519
250,000		Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	249,168
300,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	307,098
535,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	567,115
600,000		Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	595,953
300,000		Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	311,751
		TOTAL	2,248,604
		Utility - Natural Gas Distributor—0.3%
550,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	535,807
		TOTAL CORPORATE BONDS (IDENTIFIED COST $190,280,095)	196,047,429
		FOREIGN GOVERNMENTS/AGENCIES—0.7%
		Sovereign—0.7%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	339,200
990,000		Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,046,925
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,308,824)	1,386,125
		INVESTMENT COMPANY—1.3%
2,592,718	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.21%[4] (IDENTIFIED COST $2,592,977)	2,592,977
		TOTAL INVESTMENT IN SECURITIES-100.5% (IDENTIFIED COST $194,181,896)[5]	200,026,531
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(984,280)
		TOTAL NET ASSETS—100%	$199,042,251
Semi-Annual Shareholder Report
16

At October 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
7U.S. Treasury Note 10-Year Long Futures	80	$9,995,000	December 2017	$(103,516)
7U.S. Treasury Long Bond Short Futures	52	$7,928,375	December 2017	$146,535
7U.S. Treasury Ultra Bond Short Futures	19	$3,130,844	December 2017	$62,430
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$105,449
Net Unrealized Appreciation on Futures Contracts is included in
“Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Trustees.
3	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2017	2,652,770
Purchases/Additions	37,250,377
Sales/Reductions	(37,310,429)
Balance of Shares Held 10/31/2017	2,592,718
Value	$2,592,977
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$(684)
Dividend Income	$15,507
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Semi-Annual Shareholder Report
17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$195,330,569	$716,860	$196,047,429
Foreign Governments/Agencies	—	1,386,125	—	1,386,125
Investment Company	2,592,977	—	—	2,592,977
TOTAL SECURITIES	$2,592,977	$196,716,694	$716,860	$200,026,531
Other Financial Instruments[1]
Assets	$208,965	$—	$—	$208,965
Liabilities	(103,516)	—	—	(103,516)
TOTAL OTHER FINANCIAL INSTRUMENTS	$105,449	$—	$—	$105,449
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Note
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2017	Year Ended April 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.30	$9.34	$9.55	$9.61	$10.40	$10.09
Income From Investment Operations:
Net investment income	0.14	0.28	0.33	0.35	0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.01)	(0.20)	(0.05)	(0.24)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.27	0.13	0.30	0.17	0.73
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.33)	(0.35)	(0.42)	(0.42)
Distributions from net realized gain on investments and futures contracts	—	(0.02)	(0.01)	(0.01)	(0.54)	—
TOTAL DISTRIBUTIONS	(0.14)	(0.31)	(0.34)	(0.36)	(0.96)	(0.42)
Net Asset Value, End of Period	$9.34	$9.30	$9.34	$9.55	$9.61	$10.40
Total Return[1]	1.98%	3.01%	1.46%	3.22%	1.85%	7.41%
Ratios to Average Net Assets:
Net expenses	0.57%[2]	0.57%	0.56%	0.56%	0.56%	0.56%
Net investment income	3.04%[2]	3.06%	3.56%	3.66%	4.20%	4.14%
Expense waiver/reimbursement[3]	0.19%[2]	0.17%	0.19%	0.19%	0.24%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$178,308	$188,122	$222,484	$249,125	$216,134	$239,453
Portfolio turnover	12%	29%	28%	16%	20%	28%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2017	Year Ended April 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.30	$9.34	$9.55	$9.62	$10.40	$10.09
Income From Investment Operations:
Net investment income	0.13	0.26	0.31	0.33	0.40	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	(0.01)	(0.20)	(0.06)	(0.25)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.25	0.11	0.27	0.15	0.71
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.31)	(0.33)	(0.39)	(0.40)
Distributions from net realized gain on investments and futures contracts	—	(0.02)	(0.01)	(0.01)	(0.54)	—
TOTAL DISTRIBUTIONS	(0.13)	(0.29)	(0.32)	(0.34)	(0.93)	(0.40)
Net Asset Value, End of Period	$9.34	$9.30	$9.34	$9.55	$9.62	$10.40
Total Return[1]	1.85%	2.76%	1.21%	2.86%	1.71%	7.14%
Ratios to Average Net Assets:
Net expenses	0.82%[2]	0.82%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.79%[2]	2.81%	3.31%	3.41%	3.84%	3.90%
Expense waiver/reimbursement[3]	0.42%[2]	0.40%	0.40%	0.39%	0.43%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,735	$22,505	$24,296	$29,217	$34,610	$150,899
Portfolio turnover	12%	29%	28%	16%	20%	28%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
October 31, 2017 (unaudited)
Assets:
Investment in securities, at value including $2,592,977 of investment in an affiliated holding (identified cost $194,181,896)		$200,026,531
Restricted cash (Note 2)		147,700
Income receivable		1,950,746
Receivable for shares sold		111,837
TOTAL ASSETS		202,236,814
Liabilities:
Payable for shares redeemed	$2,839,235
Payable for daily variation margin on futures contracts	15,871
Income distribution payable	234,557
Payable to adviser (Note 5)	2,158
Payable for administrative fees (Note 5)	443
Payable for other service fees (Notes 2 and 5)	7,983
Accrued expenses (Note 5)	94,316
TOTAL LIABILITIES		3,194,563
Net assets for 21,308,754 shares outstanding		$199,042,251
Net Assets Consist of:
Paid-in capital		$190,794,568
Net unrealized appreciation of investments and futures contracts		5,950,084
Accumulated net realized gain on investments and futures contracts		2,459,176
Distributions in excess of net investment income		(161,577)
TOTAL NET ASSETS		$199,042,251
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($178,307,566 ÷ 19,089,112 shares outstanding), no par value, unlimited shares authorized		$9.34
Service Shares:
Net asset value per share ($20,734,685 ÷ 2,219,642 shares outstanding), no par value, unlimited shares authorized		$9.34
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended October 31, 2017 (unaudited)
Investment Income:
Interest			$3,751,179
Dividends received from an affiliated holding			15,507
TOTAL INCOME			3,766,686
Expenses:
Investment adviser fee (Note 5)		$521,639
Administrative fee (Note 5)		82,674
Custodian fees		7,428
Transfer agent fee		39,862
Directors'/Trustees' fees (Note 5)		1,439
Auditing fees		14,417
Legal fees		5,583
Portfolio accounting fees		54,010
Distribution services fee (Note 5)		26,363
Other service fees (Notes 2 and 5)		45,289
Share registration costs		19,353
Printing and postage		13,051
Miscellaneous (Note 5)		12,946
TOTAL EXPENSES		844,054
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(175,366)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(45,310)
TOTAL WAIVERS AND REIMBURSEMENTS		(220,676)
Net expenses			623,378
Net investment income			3,143,308
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized loss of $(684) on sales of investments in an affiliated holding)			1,451,500
Net realized loss on futures contracts			(459,723)
Net change in unrealized depreciation of investments			(241,962)
Net change in unrealized appreciation of futures contracts			224,203
Net realized and unrealized gain on investments and futures contracts			974,018
Change in net assets resulting from operations			$4,117,326
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2017	Year Ended 4/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,143,308	$7,014,059
Net realized gain on investments and futures contracts	991,777	2,901,823
Net change in unrealized depreciation of investments and futures contracts	(17,759)	(3,424,246)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,117,326	6,491,636
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,846,639)	(6,505,510)
Service Shares	(293,466)	(697,062)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	—	(524,755)
Service Shares	—	(62,923)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,140,105)	(7,790,250)
Share Transactions:
Proceeds from sale of shares	29,767,043	55,807,982
Net asset value of shares issued to shareholders in payment of distributions declared	1,594,359	3,820,124
Cost of shares redeemed	(43,923,253)	(94,482,290)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,561,851)	(34,854,184)
Change in net assets	(11,584,630)	(36,152,798)
Net Assets:
Beginning of period	210,626,881	246,779,679
End of period (including distributions in excess of net investment income of $(161,577) and $(164,780), respectively)	$199,042,251	$210,626,881
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2017 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $220,676 is disclosed in various locations in this Note 2 and Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$18,947	$(18,947)
Service Shares	26,342	—
TOTAL	$45,289	$(18,947)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
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Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the six-month period was $7,868,034 and $12,965,464, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(105,449)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(459,723)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$224,203
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/30/2017		Year Ended 4/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,907,759	$27,192,533	5,677,739	$52,720,218
Shares issued to shareholders in payment of distributions declared	143,834	1,345,124	340,676	3,171,289
Shares redeemed	(4,197,566)	(39,220,996)	(9,594,738)	(89,104,106)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,145,973)	$(10,683,339)	(3,576,323)	$(33,212,599)

	Six Months Ended 10/30/2017		Year Ended 4/30/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	275,397	$2,574,510	330,686	$3,087,764
Shares issued to shareholders in payment of distributions declared	26,649	249,235	69,706	648,835
Shares redeemed	(502,951)	(4,702,257)	(579,974)	(5,378,184)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(200,905)	$(1,878,512)	(179,582)	$(1,641,585)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,346,878)	$(12,561,851)	(3,755,905)	$(34,854,184)
4. FEDERAL TAX INFORMATION
At October 31, 2017, the cost of investments for federal tax purposes was $194,181,896. The net unrealized appreciation of investments for federal tax purposes was $5,950,084. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,095,602 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,145,518. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2017, the Adviser voluntarily waived $173,840 of its fee.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2017, the Adviser reimbursed $1,526.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$26,363	$(26,363)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Other Service Fees
For the six months ended October 31, 2017, FSSC received $941 and reimbursed $18,947 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2017, were as follows:
Purchases	$23,921,334
Sales	$33,517,287
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2017, the Fund had no outstanding loans. During the six months ended October 31, 2017, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2017, there were no outstanding loans. During the six months ended October 31, 2017, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2017	Ending Account Value 10/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,019.80	$2.90
Service Shares	$1,000	$1,018.50	$4.17
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.30	$2.91
Service Shares	$1,000	$1,021.07	$4.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Intermediate Corporate Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
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Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
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enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
October 31, 2017
Share Class | Ticker	A | FTIAX	Institutional | FSTIX	Service | FSISX
	Y | FSTYX	R6 | FSILX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2017 through October 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	39.9%
Asset-Backed Securities	36.9%
Collateralized Mortgage Obligations	8.4%
Floating Rate Loans	3.3%
Commercial Paper	2.8%
Mortgage-Backed Securities[3]	2.5%
U.S. Treasury and Agency Securities[4]	1.8%
Project and Trade Finance	0.6%
Municipal Bonds	0.1%
Derivative Contracts[5,6]	0.0%
Other Security Types[7]	0.4%
Cash Equivalents[8]	3.1%
Other Assets and Liabilities—Net[9]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Other Security Types consist of a common stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2017 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$715	[1]	FHLMC ARM 606116, 2.89%, 9/01/2019	$716
419,888	[1]	FHLMC ARM 780443, 2.813%, 3/01/2033	437,734
7,970	[1]	FHLMC ARM 420173, 5.75%, 4/01/2030	8,330
4,890	[1]	FHLMC ARM 420196, 5.327%, 11/01/2030	5,212
3,860	[1]	FHLMC ARM 390260, 2.007%, 10/01/2030	3,869
		TOTAL	455,861
		Federal National Mortgage Association—0.2%
3,205	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	3,276
170,027	[1]	FNMA ARM 544852, 2.478%, 4/01/2028	173,578
165,229	[1]	FNMA ARM 544843, 2.558%, 10/01/2027	168,667
252,016	[1]	FNMA ARM 544884, 2.452%, 5/01/2034	258,618
448,991	[1]	FNMA ARM 556379, 2.289%, 5/01/2040	451,597
117,159	[1]	FNMA ARM 556388, 2.289%, 5/01/2040	117,846
578,373	[1]	FNMA ARM 618128, 1.907%, 8/01/2033	582,823
		TOTAL	1,756,405
		Government National Mortgage Association—0.0%
4,820	[1]	GNMA ARM 8902, 30 Year, 2.375%, 1/20/2022	4,862
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,200,225)	2,217,128
		ASSET-BACKED SECURITIES—36.7%
		Auto Receivables—14.9%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.80%, 4/15/2026	2,998,687
3,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,008,881
2,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,041,639
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	5,015,851
2,500,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	2,496,831
3,000,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	2,991,154
3,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	2,991,739
2,000,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	1,950,650
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.71%, 5/15/2029	4,066,009
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,509,133	[1]	Chesapeake Funding LLC 2016 1A, Class A2, 2.389%, (1-month USLIBOR +1.150%), 3/15/2028	$3,528,106
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	995,735
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	995,495
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	995,486
9,000,000		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	9,097,685
3,500,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	3,535,999
1,600,000		Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	1,599,836
1,517,893		Enterprise Fleet Financing LLC 20016-1 A2, Class A2, 1.83%, 9/20/2021	1,517,960
1,188,762		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	1,187,934
4,000,000		Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	3,993,731
6,150,000		GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,140,472
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.45%, 7/17/2023	2,495,376
9,025,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	9,029,655
1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,472,880
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	3,725,751
4,960,000		Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	4,954,341
2,000,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	1,997,713
4,205,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	4,192,915
5,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.01%, 1/17/2023	4,998,374
4,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.939%, (1-month USLIBOR +0.700%), 5/17/2021	4,029,320
5,000,000		Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	5,016,703
2,000,000		Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	2,013,002
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.089%, (1-month USLIBOR +0.850%), 4/18/2022	5,029,798
57,192		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	57,224
1,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,013,530
4,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	4,013,509
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	$2,643,333
3,150,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	3,146,752
4,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.76%, 12/15/2022	4,041,211
2,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,983,184
3,000,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.04%, 4/26/2021	3,000,645
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.37%, 5/15/2024	1,993,163
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	3,961,590
6,000,000		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.48%, 8/15/2022	6,004,029
		TOTAL	141,963,878
		Credit Card—14.2%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 1.939%, (1-month USLIBOR +0.700%), 2/16/2021	9,024,486
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 1.739%, (1-month USLIBOR +0.500%), 12/15/2021	5,013,725
6,250,000		American Express Credit Account Master Trust 2017-6, Class B, 2.20%, 5/15/2023	6,250,456
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 1.939%, (1-month USLIBOR +0.700%), 2/15/2019	11,510,642
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 1.629%, (1-month USLIBOR +0.390%), 10/15/2021	5,023,796
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 1.619%, (1-month USLIBOR +0.380%), 6/15/2021	8,031,032
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	5,003,395
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 1.869%, (1-month USLIBOR +0.630%), 2/15/2024	8,117,303
7,000,000	[1]	Cards II Trust, Class A, 1.939%, (1-month USLIBOR +0.700%), 7/15/2021	7,026,521
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.518%, (1-month USLIBOR +0.280%), 5/26/2020	4,306,589
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 1.689%, (1-month USLIBOR +0.450%), 4/15/2021	9,035,313
3,500,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	3,495,464
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 1.592%, (1-month USLIBOR +0.360%), 4/15/2025	$5,016,627
9,000,000	[1]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.959%, (1-month USLIBOR +0.720%), 4/15/2020	9,027,325
5,000,000	[1]	First National Master Note Trust 2017-1, Class A, 1.639%, (1-month USLIBOR +0.400%), 4/18/2022	5,004,266
8,000,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 1.689%, (1-month USLIBOR +0.450%), 3/15/2021	8,031,882
3,250,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	3,230,091
6,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.98%, 4/15/2022	5,994,193
5,000,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	5,033,730
3,000,000		Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	3,000,450
9,200,000	[1]	Trillium Credit Card Trust II 2016-1A, Class A, 1.960%, (1-month USLIBOR +0.720%), 5/26/2021	9,233,932
		TOTAL	135,411,218
		Equipment Lease—1.6%
2,102,667		CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	2,080,748
5,000,000		Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	5,009,934
1,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	1,768,646
2,000,000		Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	1,999,838
1,200,000		Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,200,181
1,500,000		Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,498,850
1,750,000		Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,749,692
		TOTAL	15,307,889
		Home Equity Loan—0.3%
1,089,050	[1]	Carrington Mortgage Loan Trust, Class A3, 1.418%, (1-month USLIBOR +0.180%), 2/25/2036	1,091,319
12,086	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.719%, (1-month USLIBOR +0.480%), 1/15/2028	10,217
7,196	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 1.498%, (1-month USLIBOR +0.260%), 11/25/2036	7,193
2,182,016		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	732,931
103,425	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.258%, (1-month USLIBOR +1.020%), 11/25/2034	104,093
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	41,776
18,082	[1]	Quest Trust 2004—X1, Class A, 1.898%, (1-month USLIBOR +0.660%), 3/25/2034	18,200
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$703,633		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	$704,909
		TOTAL	2,710,638
		Other—5.5%
1,039,689	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 2.167%, (3-month USLIBOR +0.800%), 2/25/2043	1,045,750
1,817,636	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.918%, (1-month USLIBOR +0.680%), 10/25/2035	1,820,408
1,706,154	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 2.217%, (3-month USLIBOR +0.850%), 10/25/2025	1,707,007
5,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	4,950,759
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 1.819%, (1-month USLIBOR +0.580%), 3/15/2021	1,503,425
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 2.189%, (1-month USLIBOR +0.950%), 3/15/2021	1,501,859
2,000,000	[1]	PFS Financing Corp. 2016-A, Class A, 2.439%, (1-month USLIBOR +1.200%), 2/18/2020	2,006,091
4,000,000	[1]	PFS Financing Corp. 2016-A, Class B, 2.989%, (1-month USLIBOR +1.750%), 2/18/2020	4,008,095
1,209,769	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.838%, (1-month USLIBOR +0.600%), 11/25/2027	1,218,271
4,055,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	4,088,125
7,838,214	[1]	SLM Student Loan Trust 2013-C, Class A2B, 2.639%, (1-month USLIBOR +1.400%), 10/15/2031	7,930,627
3,390,406	[1]	SLM Student Loan Trust 2014-A, Class A2B, 2.389%, (1-month USLIBOR +1.150%), 1/15/2026	3,418,756
820,274	[1]	SMB Private Education Loan Trust 2016-A, Class A1, 1.939%, (1-month USLIBOR +0.700%), 5/15/2023	821,024
604,571	[1]	SMB Private Education Loan Trust 2016-B, Class A1, 1.889%, (1-month USLIBOR +0.650%), 11/15/2023	605,651
833,844		Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	834,335
2,368,458	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 1.938%, (1-month USLIBOR +0.700%), 3/26/2040	2,388,149
4,000,000	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 1.74%, (1-month USLIBOR +0.500%), 11/26/2040	4,010,265
2,348,465		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	2,383,024
1,418,808		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	1,432,228
1,568,286		Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	1,567,813
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$2,803,734	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 1.988%, (1-month USLIBOR +0.750%), 9/25/2056	$2,806,554
		TOTAL	52,048,216
		Rate Reduction Bond—0.2%
2,018,283		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	2,168,495
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $350,405,369)	349,610,334
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.2%
		Commercial Mortgage—4.4%
9,500,000	[1]	Banc of America Merrill Lynch Large Loan, Inc., 2013-DSNY, Class B, 2.739%, (1-month USLIBOR +1.500%), 9/15/2026	9,478,402
713,653		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	712,231
1,134,621		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	1,130,536
5,995,000	[1]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.639%, (1-month USLIBOR +1.400%), 11/15/2033	6,000,792
2,078,890		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	2,067,167
639,294		GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	650,689
6,500,673	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.884%, (1-month USLIBOR +0.650%), 11/15/2045	6,501,370
5,000,000	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.029%, (1-month USLIBOR +0.790%), 4/10/2046	5,061,979
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.439%, (1-month USLIBOR +1.200%), 6/15/2045	5,067,593
4,800,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.289%, (1-month USLIBOR +1.050%), 7/15/2046	4,905,876
		TOTAL	41,576,635
		Federal Home Loan Mortgage Corporation—0.5%
362		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	366
3,270		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	3,387
14,976		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	16,292
5,277	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.589%, (1-month USLIBOR +0.350%), 2/15/2018	5,279
47,699		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	47,988
47,175		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	48,149
43,753		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	46,487
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$965,102	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 1.539%, (1-month USLIBOR +0.300%), 2/15/2036	$963,707
113,835	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 1.699%, (1-month USLIBOR +0.460%), 2/15/2034	114,455
332,141	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.639%, (1-month USLIBOR +0.400%), 7/15/2036	332,659
154,420	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.989%, (1-month USLIBOR +0.750%), 7/15/2036	156,677
482,734	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.149%, (1-month USLIBOR +0.910%), 7/15/2037	490,974
2,963,559	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 1.612%, (1-month USLIBOR +0.380%), 4/25/2020	2,964,831
119,740		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	137,057
		TOTAL	5,328,308
		Federal National Mortgage Association—0.8%
13,473		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	14,151
709		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	765
15,128		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	16,145
15,478	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, (10-year Constant Maturity Treasury +48.285%) Maximum Rate 9.749%, 7/25/2023	16,684
1,251	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, (91-day T-Bill +0.700%), 10/25/2023	1,267
5,146		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	5,435
129,725		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	144,803
58,285	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 1.738%, (1-month USLIBOR +0.500%), 9/25/2032	58,703
14,149		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	14,427
13,555		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	13,560
260,829	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 1.668%, (1-month USLIBOR +0.430%), 6/25/2036	261,905
1,096,350	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 1.688%, (1-month USLIBOR +0.450%), 7/25/2037	1,101,283
166,121	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 2.238%, (1-month USLIBOR +1.000%), 6/25/2037	170,637
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$115,035	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 2.038%, (1-month USLIBOR +0.800%), 5/25/2039	$116,012
16,869	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 1.738%, (1-month USLIBOR +0.500%), 8/25/2039	16,952
355,732	[1]	Federal National Mortgage Association REMIC 2009-69 F, 2.088%, (1-month USLIBOR +0.850%), 4/25/2037	362,926
590,804	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 1.778%, (1-month USLIBOR +0.540%), 7/25/2037	595,328
1,028,849	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 1.688%, (1-month USLIBOR +0.450%), 3/25/2041	1,031,836
3,449,013	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 1.638%, (1-month USLIBOR +0.400%), 2/25/2042	3,457,828
744		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	816
18,514		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	19,475
		TOTAL	7,420,938
		Government Agency—0.2%
1,437,809		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	1,425,432
625,593	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 1.688%, (1-month USLIBOR +0.450%), 1/8/2020	626,962
		TOTAL	2,052,394
		Government National Mortgage Association—1.1%
4,798,856	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 1.771%, (1-month USLIBOR +0.540%), 7/20/2063	4,797,963
5,604,368	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 1.781%, (1-month USLIBOR +0.550%), 7/20/2063	5,613,269
		TOTAL	10,411,232
		Non-Agency Mortgage—1.2%
8,542		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.034%, 3/25/2033	8,799
69,841		C-BASS ABS LLC Series 1999-3, Class B1, 6.245%, 2/3/2029	62,652
10,941		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	11,279
4,066	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	4,066
176,874		Residential Accredit Loans, Inc., 2004-QA4, Class NB1, 4.525%, 9/25/2034	177,209
105,816		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	107,764
3,371,673		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,195,288
1,493,871		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,418,547
2,525,126		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,397,813
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$3,000,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.917%, (3-month USLIBOR +0.550%), 1/21/2070	$3,010,323
144,150		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	157,209
526,249	[1]	Washington Mutual 2006-AR15, Class 1A, 1.784%, (Fed Reserve 12-month Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	482,561
555,199	[1]	Washington Mutual 2006-AR17, Class 1A, 1.709%, (Fed Reserve 12-month Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	505,497
48,253		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.465%, 7/25/2034	48,840
		TOTAL	11,587,847
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $78,546,030)	78,377,354
		CORPORATE BONDS—38.2%
		Basic Industry - Chemicals—0.5%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	5,019,983
		Capital Goods - Aerospace & Defense—0.3%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.08%, 10/15/2020	2,687,785
		Capital Goods - Diversified Manufacturing—0.3%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	2,973,775
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,127,899
		Communications - Media & Entertainment—1.4%
1,330,000		Discovery Communications LLC, Sr. Unsecd. Note, Series 2YR, 2.20%, 9/20/2019	1,332,083
1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 1.666%, (3-month USLIBOR +0.350%), 9/4/2018	1,202,525
3,130,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	3,147,901
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	2,998,502
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,999,342
		TOTAL	13,680,353
		Communications - Telecom Wirelines—1.1%
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,360,547
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.091%, (3-month USLIBOR +0.770%), 6/17/2019	3,028,466
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.069%, (3-month USLIBOR +1.750%), 9/14/2018	2,536,622
		TOTAL	9,925,635
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—4.1%
$1,820,000		Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	$1,806,116
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.842%, (3-month USLIBOR +0.530%), 5/5/2020	2,661,723
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.350%, (3-month USLIBOR +1.000%), 1/9/2020	5,048,910
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,054,148
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	5,022,520
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.65%, 4/13/2020	3,026,967
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.909%, (3-month USLIBOR +1.550%), 1/14/2022	3,713,019
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.15%, 9/28/2020	2,990,934
5,000,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,032,496
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.046%, (3-month USLIBOR +0.690%), 1/11/2022	5,059,401
		TOTAL	39,416,234
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,000,971
		Consumer Cyclical - Retailers—1.0%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	1,429,411
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,943,895
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.80%, 6/5/2020	3,995,571
		TOTAL	9,368,877
		Consumer Cyclical - Services—0.9%
3,000,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.837%, (3-month USLIBOR +0.520%), 11/28/2017	3,000,165
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 1.90%, 8/21/2020	1,499,313
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	1,888,919
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,085,082
		TOTAL	8,473,479
		Consumer Non-Cyclical - Food/Beverage—2.8%
2,330,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,333,038
2,780,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,790,234
1,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,576,593
3,530,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	3,504,141
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,270,091
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 1.897%, (3-month USLIBOR +0.520%), 2/1/2019	$8,022,618
2,060,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	2,067,621
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,052,614
		TOTAL	26,616,950
		Consumer Non-Cyclical - Health Care—0.5%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.346%, (3-month USLIBOR +1.030%), 6/6/2022	4,531,030
		Consumer Non-Cyclical - Pharmaceuticals—2.3%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	3,001,850
6,000,000	[1]	Actavis Funding SCS, Sr. Unsecd. Note, 2.390%, (3-month USLIBOR +1.080%), 3/12/2018	6,019,035
2,140,000		Celgene Corp., Sr. Unsecd. Note, 2.125%, 8/15/2018	2,146,722
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,444,858
1,400,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	1,398,650
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 1.586%, (3-month USLIBOR +0.270%), 3/1/2019	2,508,475
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,878,306
		TOTAL	21,397,896
		Consumer Non-Cyclical - Products—0.1%
690,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	688,253
		Consumer Non-Cyclical - Supermarkets—0.2%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,501,646
		Consumer Non-Cyclical - Tobacco—0.7%
6,000,000	[1]	BAT International Finance PLC, Floating Rate Note—Sr. Note, Series 144A, 1.83%, (3-month USLIBOR +0.510%), 6/15/2018	6,010,570
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,003,162
		TOTAL	7,013,732
		Energy - Integrated—2.5%
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.959%, (3-month USLIBOR +0.630%), 9/26/2018	4,021,966
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 2.264%, (3-month USLIBOR +0.950%), 5/16/2021	5,138,781
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,235,125
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 3.374%, (3-month USLIBOR +2.020%), 7/18/2018	3,535,000
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,834,185
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$6,000,000	[1]	Statoil ASA, Sr. Unsecd. Note, 1.511%, (3-month USLIBOR +0.200%), 11/9/2017	$6,000,273
		TOTAL	23,765,330
		Energy - Midstream—0.6%
2,850,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 2.45%, 6/1/2018	2,858,514
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	3,000,451
		TOTAL	5,858,965
		Financial Institution - Banking—9.7%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,999,110
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,022,243
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.037%, (3-month USLIBOR +0.660%), 2/1/2019	9,057,104
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 2.399%, (3-month USLIBOR +1.040%), 1/15/2019	1,514,985
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.365%, (3-month USLIBOR +1.000%), 4/24/2023	4,057,973
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 2.077%, (3-month USLIBOR +0.760%), 12/7/2018	3,022,718
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.950%, (3-month USLIBOR +0.600%), 4/9/2018	6,012,969
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,028,549
3,000,000		Capital One NA, Sr. Unsecd. Note, 2.35%, 1/31/2020	3,006,424
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.177%, (3-month USLIBOR +0.860%), 12/7/2018	4,025,806
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.247%, (3-month USLIBOR +0.930%), 6/7/2019	1,009,854
2,830,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 1.856%, (3-month USLIBOR +0.540%), 3/2/2020	2,837,983
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 1.920%, (3-month USLIBOR +0.590%), 9/27/2019	2,800,461
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.16%, (3-month USLIBOR +0.780%), 10/31/2022	5,000,655
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,999,002
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.867%, (3-month USLIBOR +0.550%), 3/9/2021	3,010,572
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 1.881%, (3-month USLIBOR +0.570%), 2/9/2018	2,001,710
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.927%, (3-month USLIBOR +0.610%), 5/18/2022	3,016,717
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.956%, (3-month USLIBOR +0.640%), 12/1/2021	$1,492,570
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 2.215%, (3-month USLIBOR +0.850%), 1/24/2019	2,013,428
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.514%, (3-month USLIBOR +1.140%), 1/27/2020	711,112
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	748,767
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 2.107%, (3-month USLIBOR +0.730%), 2/1/2022	4,044,063
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,164,464
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.25%, 1/31/2020	2,948,353
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.858%, (3-month USLIBOR +0.480%), 10/28/2019	2,013,113
5,000,000		Wells Fargo Bank, N.A., Series BKNT, 1.65%, 1/22/2018	5,001,867
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 2.118%, (3-month USLIBOR +0.740%), 7/30/2018	8,037,920
		TOTAL	92,600,492
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,031,705
		Financial Institution - Insurance - Health—0.3%
3,000,000	[1]	Aetna, Inc., Sr. Unsecd. Note, 1.967%, (3-month USLIBOR +0.650%), 12/8/2017	3,001,457
		Financial Institution - Insurance - Life—2.0%
2,000,000		MET Life Global Funding I, Series 144A, 1.75%, 9/19/2019	1,992,678
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	1,989,357
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.837%, (3-month USLIBOR +0.520%), 6/10/2022	3,023,021
3,000,000		New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	3,000,900
3,000,000	[1]	New York Life Global Funding, Series 144A, 1.60%, (3-month USLIBOR +0.280%), 12/15/2017	3,001,086
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.095%, (3-month USLIBOR +0.780%), 8/15/2018	6,034,670
		TOTAL	19,041,712
		Financial Institution - Insurance - P&C—0.3%
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	1,998,956
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 2.269%, (3-month USLIBOR +0.910%), 7/15/2027	$891,005
		TOTAL	2,889,961
		Other—0.1%
435,197	[1,2]	Carlyle Global Market Strategies, 3.353%, (3-month USLIBOR +2.000%), 7/15/2019	435,197
		Technology—3.7%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 1.612%, (3-month USLIBOR +0.300%), 5/6/2019	7,032,970
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	5,044,793
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.816%, (3-month USLIBOR +0.500%), 3/1/2019	6,694,365
3,590,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 3.48%, 6/1/2019	3,655,457
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,000,000
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,520,468
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	997,957
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,370,226
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 1.939%, (3-month USLIBOR +0.580%), 1/15/2019	5,034,251
		TOTAL	35,350,487
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,298,462
		Transportation - Services—0.3%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 2.70%, 3/14/2023	2,968,233
		Utility - Electric—1.6%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 10/1/2022	1,488,432
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,511,859
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.00%, 3/15/2020	2,000,436
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,090,271
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	708,528
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	2,082,401
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,197,566
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$1,850,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	$1,830,522
	TOTAL	14,910,015
	TOTAL CORPORATE BONDS (IDENTIFIED COST $362,176,980)	363,576,514
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
25	Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	25
5,360	Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	5,921
4,563	Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	4,627
	TOTAL	10,573
	Federal National Mortgage Association—0.0%
45,078	Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	51,922
	Government National Mortgage Association—0.0%
15,680	Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	17,399
5,733	Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	6,678
	TOTAL	24,077
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $79,453)	86,572
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
1,225,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Revenue Refunding Bonds (Series 2013B), 1.758% Bonds, 12/15/2018 (IDENTIFIED COST $1,220,787)	1,220,982
	FOREIGN GOVERNMENT/AGENCY—0.3%
	Supranational—0.3%
3,000,000	Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,995,522)	2,961,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURIES—1.8%
		U.S. Treasury Notes—1.8%
$10,000,000	[4]	United States Treasury Note, 1.625%, 6/30/2020	$9,978,274
7,000,000		United States Treasury Note, 1.875%, 6/30/2020	7,030,725
		TOTAL U.S. TREASURIES (IDENTIFIED COST $17,106,857)	17,008,999
	[5]	COMMERCIAL PAPER—2.8%
		Consumer Cyclical - Automotive—0.4%
4,000,000		Ford Motor Credit Co. LLC, 1.950%, 4/2/2018	3,970,318
		Consumer Non-Cyclical - Food/Beverage—0.3%
3,000,000		Anheuser-Busch INBEV WWD, 1.250%, 2/20/2018	2,985,729
		Energy - Midstream—1.1%
10,000,000		Energy Transfer Partners LP, 2.050%, 11/13/2017	9,993,167
		Financial Institution - Banking—0.5%
5,000,000	[1]	Commonwealth Bank of Australia, 1.4844%, (3-month USLIBOR +0.110%), 4/27/2018	5,003,135
		Sovereign—0.5%
5,000,000		Corp Andina De Fomento, 1.550%, 4/5/2018	4,969,580
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $26,915,424)	26,921,929
	[6]	INVESTMENT COMPANIES—11.5%
3,012,213		Federated Bank Loan Core Fund	30,483,594
24,230,641		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.21%[7]	24,233,064
3,109,262		Federated Mortgage Core Portfolio	30,564,042
764,276		Federated Project and Trade Finance Core Fund	6,954,912
2,655,753		High Yield Bond Portfolio	17,156,167
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $111,452,709)	109,391,779
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $953,099,356)[8]	951,372,591
		OTHER ASSETS AND LIABILITIES - NET—0.1%[9]	1,252,975
		TOTAL NET ASSETS—100%	$952,625,566
Semi-Annual Shareholder Report

At October 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[10]United States Treasury Note 5-Year Long Futures	250	$29, 296,875	December 2017	$(280,109)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2017, these restricted securities amounted to $4,066, which represented 0.0% of total net assets.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.
Semi-Annual Shareholder Report

6	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended October 31, 2017, were as follows:
Affiliates	Balance of Share Held 4/30/2017	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	2,933,972	78,241	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	54,515,256	158,827,221	(189,111,836)
Federated Mortgage Core Portfolio	3,065,650	43,612	—
Federated Project and Trade Finance Core Fund	747,509	16,767	—
High Yield Bond Portfolio	2,577,488	78,265	—
TOTAL OF AFFILIATED TRANSACTIONS	63,839,875	159,044,106	(189,111,836)
Semi-Annual Shareholder Report

Balance of Shares Held 10/31/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gains/ (Loss)	Dividend Income
3,012,213	$30,483,594	$(147,195)	$—	$792,346
24,230,641	$24,233,064	$(1,684)	$(4,028)	$159,823
3,109,262	$30,564,042	$(31,746)	$—	$429,554
764,276	$6,954,912	$(75,631)	$—	$152,861
2,655,753	$17,156,167	$76,552	$—	$506,095
33,772,145	$109,391,779	$(179,704)	$(4,028)	$2,040,679
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $953,099,356.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,217,128	$—	$2,217,128
Asset-Backed Securities	—	349,568,558	41,776	349,610,334
Collateralized Mortgage Obligations	—	78,373,288	4,066	78,377,354
Corporate Bonds	—	363,141,317	435,197	363,576,514
Mortgage-Backed Securities	—	86,572	—	86,572
Municipal Bond	—	1,220,982	—	1,220,982
Foreign Government/Agency	—	2,961,000	—	2,961,000
U.S. Treasuries	—	17,008,999	—	17,008,999
Commercial Paper	—	26,921,929	—	26,921,929
Investment Companies[1]	24,233,064	—	—	109,391,779
TOTAL SECURITIES	$24,233,064	$841,499,773	$481,039	$951,372,591
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(280,109)	—	—	(280,109)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(280,109)	$—	$—	$(280,109)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $85,158,715 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2017	Year Ended April 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.51	$8.50	$8.56	$8.59	$8.70	$8.65
Income From Investment Operations:
Net investment income	0.05	0.07	0.06	0.05[1]	0.08	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	0.00[2]	0.01	(0.06)	(0.02)	(0.11)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.08	0.00[2]	0.03	(0.03)	0.16
Less Distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.06)	(0.06)	(0.08)	(0.11)
Net Asset Value, End of Period	$8.51	$8.51	$8.50	$8.56	$8.59	$8.70
Total Return[3]	0.60%	0.95%	0.03%	0.36%	(0.35)%	1.90%
Ratios to Average Net Assets:
Net expenses	1.11%[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.18%[4]	0.82%	0.69%	0.63%	0.84%	1.29%
Expense waiver/reimbursement[5]	0.27%[4]	0.24%	0.22%	0.21%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,272	$59,738	$77,009	$77,164	$99,458	$136,514
Portfolio turnover	11%	34%	15%	10%	28%	22%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2017	Year Ended April 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.51	$8.50	$8.56	$8.59	$8.70	$8.65
Income From Investment Operations:
Net investment income	0.08	0.12	0.11	0.10[1]	0.13	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	0.00[2]	0.01	(0.06)	(0.02)	(0.11)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.13	0.05	0.08	0.02	0.21
Less Distributions:
Distributions from net investment income	(0.08)	(0.12)	(0.11)	(0.11)	(0.13)	(0.16)
Net Asset Value, End of Period	$8.51	$8.51	$8.50	$8.56	$8.59	$8.70
Total Return[3]	0.91%	1.57%	0.63%	0.94%	0.23%	2.49%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.49%	0.52%	0.52%	0.52%	0.52%
Net investment income	1.79%[4]	1.46%	1.27%	1.20%	1.39%	1.87%
Expense waiver/reimbursement[5]	0.20%[4]	0.22%	0.22%	0.21%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$415,304	$478,362	$400,918	$664,167	$857,994	$576,453
Portfolio turnover	11%	34%	15%	10%	28%	22%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2017	Year Ended April 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.51	$8.50	$8.55	$8.59	$8.70	$8.65
Income From Investment Operations:
Net investment income	0.07	0.11	0.09	0.09[1]	0.12	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	0.00[2]	0.00[2]	(0.04)	(0.04)	(0.12)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.11	0.05	0.05	0.00	0.20
Less Distributions:
Distributions from net investment income	(0.07)	(0.10)	(0.10)	(0.09)	(0.11)	(0.15)
Net Asset Value, End of Period	$8.51	$8.51	$8.50	$8.55	$8.59	$8.70
Total Return[3]	0.80%	1.34%	0.54%	0.63%	0.04%	2.30%
Ratios to Average Net Assets:
Net expenses	0.72%[4]	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	1.57%[4]	1.21%	1.08%	1.01%	1.23%	1.69%
Expense waiver/reimbursement[5]	0.35%[4]	0.28%	0.26%	0.24%	0.25%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,007	$48,327	$82,019	$96,168	$154,154	$238,220
Portfolio turnover	11%	34%	15%	10%	28%	22%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2017	Year Ended April 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.51	$8.50	$8.56	$8.59	$8.70	$8.65
Income From Investment Operations:
Net investment income	0.08	0.13	0.12	0.12[1]	0.14	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	0.00[2]	0.01	(0.05)	(0.02)	(0.11)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.14	0.07	0.10	0.03	0.23
Less Distributions:
Distributions from net investment income	(0.08)	(0.13)	(0.13)	(0.13)	(0.14)	(0.18)
Net Asset Value, End of Period	$8.51	$8.51	$8.50	$8.56	$8.59	$8.70
Total Return[3]	0.98%	1.71%	0.79%	1.11%	0.40%	2.66%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.93%[4]	1.57%	1.44%	1.37%	1.57%	2.03%
Expense waiver/reimbursement[5]	0.26%[4]	0.24%	0.22%	0.21%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$432,030	$403,852	$515,604	$404,485	$391,281	$329,649
Portfolio turnover	11%	34%	15%	10%	28%	22%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2017	Period Ended 4/30/2017[1]
Net Asset Value, Beginning of Period	$8.51	$8.49
Income From Investment Operations:
Net investment income	0.08	0.07
Net realized and unrealized gain (loss) on investments and futures contracts	0.00[2]	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.06
Less Distributions:
Distributions from net investment income	(0.08)	(0.04)
Net Asset Value, End of Period	$8.51	$8.51
Total Return[3]	0.99%	0.72%
Ratios to Average Net Assets:
Net expenses	0.34%[4]	0.33%[4]
Net investment income	1.97%[4]	1.34%[4]
Expense waiver/reimbursement[5]	0.20%[4]	0.40%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,013	$0[6]
Portfolio turnover	11%	34%[7]
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $500.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2017 (unaudited)
Assets:
Investment in securities, at value including $109,391,779 of investment in affiliated holdings (identified cost $953,099,356)		$951,372,591
Cash		2
Restricted cash (Note 2)		156,250
Income receivable		2,675,873
Receivable for shares sold		857,772
TOTAL ASSETS		955,062,488
Liabilities:
Payable for investments purchased	$321,715
Payable for shares redeemed	1,339,241
Payable for daily variation margin on futures contracts	173,830
Income distribution payable	256,826
Payable to adviser (Note 5)	5,282
Payable for administrative fees (Note 5)	2,092
Payable for transfer agent fee (Note 2)	138,586
Payable for distribution services fee (Note 5)	28,797
Payable for other service fees (Notes 2 and 5)	69,235
Accrued expenses (Note 5)	101,318
TOTAL LIABILITIES		2,436,922
Net assets for 111,949,858 shares outstanding		$952,625,566
Net Assets Consist of:
Paid-in capital		$961,543,057
Net unrealized depreciation of investments and futures contracts		(2,006,874)
Accumulated net realized loss on investments and futures contracts		(6,907,819)
Distributions in excess of net investment income		(2,798)
TOTAL NET ASSETS		$952,625,566
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($57,271,944 ÷ 6,729,511 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share (100/99.00 of $8.51)	$8.60
Redemption proceeds per share	$8.51
Institutional Shares:
Net asset value per share ($415,304,055 ÷ 48,813,965 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Service Shares:
Net asset value per share ($47,006,738 ÷ 5,523,991 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Class Y Shares:
Net asset value per share ($432,029,891 ÷ 50,763,387 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Class R6 Shares:
Net asset value per share ($1,012,938 ÷ 119,004 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2017 (unaudited)
Investment Income:
Interest			$8,928,668
Dividends received from affiliated holdings (See footnotes to Portfolio of Investments)			2,040,679
TOTAL INCOME			10,969,347
Expenses:
Investment adviser fee (Note 5)		$1,920,145
Administrative fee (Note 5)		380,396
Custodian fees		21,505
Transfer agent fee (Note 2)		346,812
Directors'/Trustees' fees (Note 5)		4,899
Auditing fees		16,183
Legal fees		5,761
Portfolio accounting fees		98,541
Distribution services fee (Note 5)		180,831
Other service fees (Notes 2 and 5)		380,675
Share registration costs		51,361
Printing and postage		29,894
Miscellaneous (Note 5)		16,588
TOTAL EXPENSES		3,453,591
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(947,445)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(188,176)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,135,621)
Net expenses			2,317,970
Net investment income			8,651,377
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized gain (loss) of $(4,028) on sales of investments in affiliated holdings)			(1,306,700)
Net realized gain on futures contracts			380,019
Net change in unrealized depreciation of investments (including change in net unrealized depreciation of $(179,704) on investments in affiliated holdings)			1,774,024
Net change in unrealized appreciation of futures contracts			(490,246)
Net realized and unrealized gain on investments and futures contracts			357,097
Change in net assets resulting from operations			$9,008,474
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2017	Year Ended 4/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,651,377	$14,545,082
Net realized gain (loss) on investments and futures contracts	(926,681)	(541,827)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,283,778	1,451,329
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,008,474	15,454,584
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(346,948)	(596,302)
Institutional Shares	(4,012,511)	(6,050,762)
Service Shares	(377,206)	(920,292)
Class Y Shares	(3,974,252)	(6,919,048)
Class R6 Shares	(8,488)	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,719,405)	(14,486,404)
Share Transactions:
Proceeds from sale of shares	189,093,454	379,688,914
Net asset value of shares issued to shareholders in payment of distributions declared	7,303,257	11,795,919
Cost of shares redeemed	(234,339,694)	(477,724,280)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,942,983)	(86,239,447)
Change in net assets	(37,653,914)	(85,271,267)
Net Assets:
Beginning of period	990,279,480	1,075,550,747
End of period (including undistributed (distributions in excess of) net investment income of $(2,798) and $65,230, respectively)	$952,625,566	$990,279,480
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2017 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Institutional Shares, Service Shares, Class Y Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares, Class Y Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,135,621 is disclosed in various locations in this Note 2 and Note 5. For the six months ended October 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$27,924	$(21,455)
Institutional Shares	109,770	—
Service Shares	33,147	(27,010)
Class Y Shares	175,918	(130,194)
Class R6 Shares	53	—
TOTAL	$346,812	$(178,659)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Class A Shares, Institutional Shares and Service Fund's Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$72,571
Institutional Shares	249,439
Service Shares	58,665
TOTAL	$380,675
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $29,496,094. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of October 31, 2017, the Fund had no outstanding securities on loan.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at October 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$4,093	$4,066
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$280,109*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$380,019
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(490,246)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2017		Year Ended 4/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	944,486	$8,042,842	3,497,082	$29,757,278
Shares issued to shareholders in payment of distributions declared	40,221	342,551	68,693	584,905
Shares redeemed	(1,276,920)	(10,872,063)	(5,599,981)	(47,673,144)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(292,213)	$(2,486,670)	(2,034,206)	$(17,330,961)

	Six Months Ended 10/31/2017		Year Ended 4/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,074,496	$68,739,679	22,997,719	$195,387,154
Shares issued to shareholders in payment of distributions declared	332,640	2,832,453	517,762	4,406,806
Shares redeemed	(15,836,605)	(134,789,641)	(14,432,194)	(122,809,864)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,429,469)	$(63,217,509)	9,083,287	$76,984,096

	Six Months Ended 10/31/2017		Year Ended 4/30/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	480,965	$4,096,150	1,877,259	$15,990,734
Shares issued to shareholders in payment of distributions declared	43,158	367,565	105,362	896,887
Shares redeemed	(681,243)	(5,800,053)	(5,949,303)	(50,538,063)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(157,120)	$(1,336,338)	(3,966,682)	$(33,650,442)
Semi-Annual Shareholder Report

	Six Months Ended 10/31/2017		Year Ended 4/30/2017
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	12,570,532	$107,082,658	16,283,007	$138,553,648
Shares issued to shareholders in payment of distributions declared	440,574	3,752,202	693,817	5,907,321
Shares redeemed	(9,717,548)	(82,751,040)	(30,136,232)	(256,703,209)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	3,293,558	$28,083,820	(13,159,408)	$(112,242,240)

	Six Months Ended 10/31/2017		Period Ended 4/30/2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	132,878	$1,132,125	12	$100
Shares issued to shareholders in payment of distributions declared	996	8,486	—	—
Shares redeemed	(14,882)	(126,897)	—	—
NET CHANGE RESULTING FROM CLASS R6 TRANSACTIONS	118,992	$1,013,714	12	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,466,252)	$(37,942,983)	(10,076,997)	$(86,239,447)
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017.
4. FEDERAL TAX INFORMATION
At October 31, 2017, the cost of investments for federal tax purposes was $953,099,356. The net unrealized depreciation of investments for federal tax purposes was $2,006,874. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,553,679 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,560,553. The amounts presented are inclusive of derivative contracts.
At April 30, 2017, the Fund had a capital loss carryforward of $4,223,559 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Short-Term	Long-Term	Total
$1,411,504	$2,812,055	$4,223,559
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended October 31, 2017, the Adviser voluntarily waived $931,116 of its fee and reimbursed $178,659 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2017, the Adviser reimbursed $16,329.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$145,141	$—
Service Shares	35,690	(9,517)
TOTAL	$180,831	$(9,517)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2017, FSC retained $99,730 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2017, FSC retained $153 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended October 31, 2017, FSSC received $18,958 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares, Class Y Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71%, 0.35% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2018; or (b) the date of the Fund's
Semi-Annual Shareholder Report

next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2017, were as follows:
Purchases	$100,322,222
Sales	$115,289,018
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2017, the Fund had no outstanding loans. During the six months ended October 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2017, there were no outstanding loans. During the six months ended October 31, 2017, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2017	Ending Account Value 10/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,006.00	$5.61
Institutional Shares	$1,000	$1,009.10	$2.48
Service Shares	$1,000	$1,008.00	$3.64
Class Y Shares	$1,000	$1,009.80	$1.82
Class R6 Shares	$1,000	$1,009.90	$1.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.60	$5.65
Institutional Shares	$1,000	$1,022.70	$2.50
Service Shares	$1,000	$1,021.60	$3.67
Class Y Shares	$1,000	$1,023.40	$1.84
Class R6 Shares	$1,000	$1,023.50	$1.73
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.11%
Institutional Shares	0.49%
Service Shares	0.72%
Class Y Shares	0.36%
Class R6 Shares	0.34%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Short-Term Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Semi-Annual Shareholder Report

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted
Semi-Annual Shareholder Report

that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
CUSIP 31420C563
31499 (12/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 22, 2017